Condensed Financial Information of the Parent Company (Schedule of Balance Sheets) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current assets
Cash and cash equivalents		¥ 1,085,236	$ 156,306	¥ 2,101,217	$ 302,638	¥ 1,457,722	¥ 419,403
Prepayments and other current assets		1,632,329	235,104	1,285,607
Total current assets		7,505,817	1,081,062	5,539,353
Intangible assets		592,267	85,304	715,548
Total assets		9,156,317	1,318,783	7,186,141
Current liabilities
Accrued expenses and other current liabilities		589,288	84,876	1,026,282
Total current liabilities		4,528,949	652,304	3,790,633
Non-current liabilities
Total non-current liabilities		54,928	7,911	57,785
Total liabilities		4,583,877	660,215	3,848,418
Equity
Ordinary shares		¥ 242	$ 35	¥ 181
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued		379,470,757	379,470,757	286,970,892	286,970,892
Ordinary shares, shares outstanding		379,470,757	379,470,757	286,970,892	286,970,892
Less: Treasury stock		¥ (19,708)	$ (2,839)	¥ 0
Additional paid-in capital		8,855,991	1,275,528	5,482,637
Accumulated other comprehensive income		400,925	57,745	167,025
Accumulated deficit		(4,755,514)	(684,936)	(2,328,423)		(869,044)
Total Tuniu Corporation shareholders' equity		4,481,936	645,533	3,321,420
Total liabilities, redeemable noncontrolling interests and equity		¥ 9,156,317	$ 1,318,783	¥ 7,186,141
Board of Directors Chairman [Member]
Equity
Ordinary shares, shares authorized		100,000,000	100,000,000	100,000,000	100,000,000
Class A ordinary shares [Member]
Equity
Ordinary shares, shares authorized		780,000,000	780,000,000	780,000,000	780,000,000
Ordinary shares, shares issued		362,097,257	362,097,257	269,597,392	269,597,392
Ordinary shares, shares outstanding		362,097,257	362,097,257	269,597,392	269,597,392
Class B ordinary shares [Member]
Equity
Ordinary shares, shares authorized		120,000,000	120,000,000	120,000,000	120,000,000
Ordinary shares, shares issued		17,373,500	17,373,500	17,373,500	17,373,500
Ordinary shares, shares outstanding		17,373,500	17,373,500	17,373,500	17,373,500
Parent Company [Member]
Current assets
Cash and cash equivalents		¥ 3,428	$ 494	¥ 1,090,097	$ 157,007	¥ 1,323,280	¥ 301,977
Amounts due from subsidiaries		7,436,798	1,071,122	3,468,022
Prepayments and other current assets		1,007	145	4,888
Total current assets		7,441,233	1,071,761	4,563,007
Intangible assets		475,626	68,504	607,669
Total assets		7,916,859	1,140,265	5,170,676
Current liabilities
Accrued expenses and other current liabilities		8,662	1,248	664,420
Total current liabilities		8,662	1,248	664,420
Non-current liabilities
Investments deficit in subsidiaries and VIE		3,426,261	493,484	1,185,106
Total non-current liabilities		3,426,261	493,484	1,185,106
Total liabilities		3,434,923	494,732	1,849,526
Equity
Ordinary shares	[1]	¥ 242	$ 35	¥ 181
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued		379,470,757	379,470,757	286,970,892	286,970,892
Ordinary shares, shares outstanding		379,470,757	379,470,757	286,970,892	286,970,892
Less: Treasury stock		¥ (19,708)	$ (2,839)
Additional paid-in capital		8,855,991	1,275,528	5,482,367
Accumulated other comprehensive income		400,925	57,745	167,025
Accumulated deficit		(4,755,514)	(684,936)	(2,328,423)
Total Tuniu Corporation shareholders' equity		4,481,936	645,533	3,321,150
Total liabilities, redeemable noncontrolling interests and equity		¥ 7,916,859	$ 1,140,265	¥ 5,170,676
Parent Company [Member] | Board of Directors Chairman [Member]
Equity
Ordinary shares, shares authorized		100,000,000	100,000,000	100,000,000	100,000,000
Parent Company [Member] | Class A ordinary shares [Member]
Equity
Ordinary shares, shares authorized		780,000,000	780,000,000	780,000,000	780,000,000
Ordinary shares, shares issued		362,097,257	362,097,257	269,597,392	269,597,392
Ordinary shares, shares outstanding		362,097,257	362,097,257	269,597,392	269,597,392
Parent Company [Member] | Class B ordinary shares [Member]
Equity
Ordinary shares, shares authorized		120,000,000	120,000,000	120,000,000	120,000,000
Ordinary shares, shares issued		17,373,500	17,373,500	17,373,500	17,373,500
Ordinary shares, shares outstanding		17,373,500	17,373,500	17,373,500	17,373,500

[1]	Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2015 and 2016; 286,970,892 shares (including 269,597,392 Class A shares and 17,373,500 Class B shares) and 379,470,757 shares (including 362,097,257 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2015 and 2016, respectively)